Feb. 28, 2019
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund
MainStay Floating Rate Fund

MAINSTAY GROUP OF FUNDS

MainStay Floating Rate Fund
MainStay MacKay Infrastructure Bond Fund
MainStay MacKay Short Duration High Yield Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 14, 2019 (“Supplement”) to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Prospectus and SAI.

The following changes are effective April 15, 2019:

1.     Investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares of the Funds are not subject to an initial sales charge. However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Investments in Class C shares of the Funds are subject to a purchase maximum of $250,000.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.